Issued Capital - Schedule of Share Options (Details)	12 Months Ended
	Apr. 30, 2022 shares $ / shares	Apr. 30, 2022 shares $ / shares
Text Block [Abstract]
Number of options, Opening	0	0
Number Of Share Options Granted In Share based Payment Arrangement	923,950	923,950
Number of options, Forfeited	(16,450)	(16,450)
Number of options, Exercised	(152,500)	(152,500)
Number of options, Closing	755,000	755,000
Weighted average exercise price, Opening | $ / shares	$ 0
Weighted average exercise price, Granted | $ / shares		$ 3.62
Weighted average exercise price, Forfeited | $ / shares		3.96
Weighted average exercise price, Exercised | $ / shares		3.49
Weighted average exercise price, Ending | (per share)	$ 3.64	$ 3.64